UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MAK Capital One LLC
Address:          590 Madison Ave, 9th Floor
                  New York, New York 10022


Form 13F File Number: 028-12344

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael Kaufman
Title:            Managing Member
Phone:            (212) 486-3211

Signature, Place, and Date of Signing:

  /s/ Michael Kaufman       New York, New York       February 16, 2010
-----------------------  -----------------------     -----------------
      [Signature]             [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     50

Form 13F Information Table Value Total:     $287,305 (thousands)


List of Other Included Managers:

No.  13F File No.  Name
---  ------------  ----
01   028-05431     Sunrise Partners Limited Partnership

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


                                                        FORM 13F INFORMATION TABLE
                                                           MAK CAPITAL ONE LLC
                                                                 12/31/2009

                                 Other Reporting Manager:  01 = Sunrise Partners Limited Partnership

                                                                     SHARES/
                                TITLE OF                     VALUE   PRN       SH/  PUT/ INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP     (x$1000)  AMT       PRN  CALL DISCRETN MANAGERS   SOLE      SHARED   NONE
--------------                  --------         ------    -------- --------  ---- ---- -------- --------    ----      ------   ----
ACETO CORP                      COM              004446100   1,825     354,425 SH         SOLE                 354,425
ACETO CORP                      COM              004446100   2,287     444,060 SH         DEFINED   01                    444,060
AMN HEALTHCARE SERVICES INC     COM              001744101   1,686     186,100 SH         SOLE                 186,100
AMN HEALTHCARE SERVICES INC     COM              001744101     278      30,676 SH         DEFINED   01                     30,676
AGILYSYS INC                    COM              00847J105  24,107   2,646,161 SH         SOLE               2,646,161
AGILYSYS INC                    COM              00847J105  15,690   1,722,286 SH         DEFINED   01                  1,722,286
BROADRIDGE FINL SOLUTIONS IN    COM              11133T103  13,791     611,300 SH         SOLE                 611,300
BROADRIDGE FINL SOLUTIONS IN    COM              11133T103   7,399     327,979 SH         DEFINED   01                    327,979
CADENCE DESIGN SYS INC          COM              127387108  11,390   1,901,524 SH         SOLE               1,901,524
CADENCE DESIGN SYS INC          COM              127387108   4,369     729,310 SH         DEFINED   01                    729,310
CARIZZO OIL & CO INC            NOTE 4.375% 6/0  144577AA1  19,532      22,450 PRN        SOLE                  22,450
CARIZZO OIL & CO INC            NOTE 4.375% 6/0  144577AA1   9,483      10,900 PRN        DEFINED   01                     10,900
CHAMPION ENTERPRISES INC        NOTE 2.750% 11/0 158496AC3     148      59,000 PRN        SOLE                  59,000
CHAMPION ENTERPRISES INC        NOTE 2.750% 11/0 158496AC3      65      25,920 PRN        DEFINED   01                     25,920
DENNYS CORP                     COM              24B69P104   3,933   1,795,991 SH         SOLE               1,795,991
DENNYS CORP                     COM              24B69P104     603     275,336 SH         DEFINED   01                    275,336
EQUITABLE RES INC               COM              26884L109   6,421     146,200 SH         SOLE                 146,200
EQUITABLE RES INC               COM              26884L109   1,687      38,419 SH         DEFINED   01                     38,419
EXACT SCIENCES CORP             COM              30063P105   6,734   1,986,383 SH         SOLE               1,986,383
EXACT SCIENCES CORP             COM              30063P105   4,287   1,264,520 SH         DEFINED   01                  1,264,520
GOLDEN STAR RES LTD CDA         COM              38119T04   17,704   5,674,202 SH         SOLE               5,674,202
GOLDEN STAR RES LTD CDA         COM              38119T04    8,952   2,869,250 SH         DEFINED   01                  2,869,250
LOEWS CORP                      COM              540424108   2,781      76,500 SH         SOLE                  76,500
LOEWS CORP                      COM              540424108     680      18,700 SH         DEFINED   01                     18,700
MOSAIC CO                       COM              61945A107  23,677     396,400 SH         SOLE                 396,400
MOSAIC CO                       COM              61945A107   6,327     105,920 SH         DEFINED   01                    105,920
NEUROBIOLOGICAL TECHNOLOGIES    COM              64124W106     417   3,627,192 SH         SOLE               3,627,192
NEUROBIOLOGICAL TECHNOLOGIES    COM              64124W106     183   1,592,865 SH         DEFINED   01                  1,592,865
NEWPARK RES INC                 COM PAR $.01NEW  651718504     902     213,200 SH         SOLE                 213,200
NEWPARK RES INC                 COM PAR $.01NEW  651718504     145      34,391 SH         DEFINED   01                     34,391
OCEANEERING INTL INC            COM              675232102  10,668     182,300 SH         SOLE                 182,300
OCEANEERING INTL INC            COM              675232102   5,477      93,593 SH         DEFINED   01                     93,593
PERMA-FIX ENVIRONMENTAL SVCS    COM              714157104   3,580   1,577,305 SH         SOLE               1,577,305
PERMA-FIX ENVIRONMENTAL SVCS    COM              714157104   1,825     803,829 SH         DEFINED   01                    803,829
PHARMERICA CORP                 COM              71714F104   1,923     121,108 SH         SOLE                 121,108
PHARMERICA CORP                 COM              71714F104     304      19,158 SH         DEFINED   01                     19,158
REPUBLIC SERVICES INC           COM              760759100  16,224     573,100 SH         SOLE                 573,100
REPUBLIC SERVICES INC           COM              760759100   8,388     296,299 SH         DEFINED   01                    296,299
SANDISK CORP                    NOTE 1% 5/1      80004CAC5  11,303      13,700 PRN        SOLE                  13,700
SANDISK CORP                    NOTE 1% 5/1      80004CAC5   6,023       7,300 PRN        DEFINED   01                      7,300
SOTHEBY'S                       COM              835898107  21,282     946,700 SH         SOLE                 946,700
SOTHEBY'S                       COM              835898107   3,663     162,954 SH         DEFINED   01                    162,954
SOTHEBY'S                       NOTE 3.125% 6/1  26884L109   8,758       8,900 PRN        SOLE                   8,900
SOTHEBY'S                       NOTE 3.125% 6/1  26884L109   4,280       4,350 PRN        DEFINED   01                      4,350
THQ INC                         COM NEW          872443403  12,033   2,387,456 SH         SOLE               2,387,456
THQ INC                         COM NEW          872443403   2,085     413,775 SH         DEFINED   01                    413,775
WEBMD CORP                      NOTE 1.750% 6/1  94769MAE5  12,080      10,700 PRN        SOLE                  10,700
WEBMD CORP                      NOTE 1.750% 6/1  94769MAE5   6,181       5,475 PRN        DEFINED   01                      5,475
ZYGO CORP                       COM              989855101  16,146   2,399,144 SH         SOLE               2,399,144
ZYGO CORP                       COM              989855101   4,662     692,717 SH         DEFINED   01                    692,717
